Other financial assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of financial assets [abstract]
Summary of Other Financial Assets

Non-current
Financial assets at amortised cost
Security deposits	377	577	7
Loans to related parties (refer Note 42)	121	—	—
Deferred consideration receivable	821	178	2
Bank deposits with remaining maturity for more than twelve months (refer Note 15)	2,888	2,433	28

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	2,593	3,309	39
Total	6,800	6,497	76

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Current
Financial assets at amortised cost
Loans to related parties (refer Note 42)	110	284	3
Security deposits	166	177	2
Deferred consideration receivable	206	207	2
Advances recoverable	1,449	634	7
Government grant receivable	322	288	3
Interest accrued on fixed deposits	1,003	900	11
Interest accrued on loans to related parties (refer Note 42)	4	15	0
Others	438	554	6

Financial assets designated as a hedge instrument at fair value
Derivative instruments- hedge instruments	973	4,089	48

Total	4,671	7,148	84